Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of inventories

	2022 US$m	2021 US$m

(a) Inventories (current)
Petroleum products
Goods in transit	95	35
Finished stocks	103	34
Warehouse stores and materials	480	133

	678	202

(b) Inventories (non-current)
Warehouse stores and materials	11	19

	11	19